Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,185,415		$ 7,483,259
Impairment loss on contracted concessional financial assets		$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	(1,000)	27,000
Solana [Member]
Contracted Concessional Assets [Abstract]
Impairment loss on contracted concessional financial assets		$ 41,000
Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	729,385		748,613
Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,704		2,787
Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	5,586,361		5,887,465
Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	113,152		93,525
Property Plant And Equipment Under IAS 16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	753,813		780,869
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	10,824,782		10,862,982
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	798,044		818,170
Cost [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,704		2,787
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	8,907,348		8,976,243
Cost [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	147,828		120,307
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	968,858		945,475
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,639,367)		(3,379,723)
Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(68,659)		(69,557)
Amortization and Impairment [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,320,987)		(3,088,778)
Amortization and Impairment [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(34,676)		(26,782)
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ (215,045)		$ (194,606)